Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2024	—	6,965	25,687	1,591,672	2,729	2,697,664
Options granted during the period	—	—	—	1,690,872	—	—
Options exercised during the period	—	—	(4,550)	(463,853)	—	—
Options forfeited during the period	—	—	(1,225)	(426,818)	—	(243,198)
Options expired during the period	—	—	—	—	(2,729)	—
Options outstanding at December 31, 2024	—	6,965	19,912	2,391,873	—	2,454,466

Weighted average exercise price December 31, 2024 - £	—	—	—	—	—	50.27
Weighted average share price at exercise date during six month period ending December, 31, 2024 - £	—	—	21.40	19.33	—	—
Weighted average contractual life December 31, 2024 - years	0	12	1	2	0	4

Valuation inputs for options granted

	2024 SS	2023 SS
Exercise price	—	£36.81 - £38.75
Risk-free rate	—	4.49%
Expected volatility	—	50.14%
Expected dividends	—	—
Fair value of option	—	£32.85 - £33.49